Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Thousands		Dec. 31, 2024		Dec. 31, 2023
Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		€ 1,209,964,000		€ 1,108,381,000
at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		489,579,000	[1]	484,527,000	[2],[3]
Debt securities		21,655,000	[4],[5]	21,868,000	[6]
Repo and repo-style transactions		40,846,000	[7]	14,764,000	[8],[9]
at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		11,380,000		8,235,000
OTC derivatives		26,900,000	[10]	22,555,000	[11]
Debt securities		127,744,000		120,485,000
Repo and repo-style transactions		104,649,000	[7]	78,973,000	[8],[9]
Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,954,000		887,000
at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,068,000	[12]	4,867,000	[13]
Debt securities		34,236,000	[14]	28,874,000	[15]
Repo and repo-style transactions		2,786,000	[7]	1,805,000	[8],[9]
Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		269,699,000	[16]	255,409,000	[17]
Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		73,468,000		65,131,000
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		687,293,000		645,306,000
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		331,232,000	[1],[18]	338,507,000	[2],[3],[19]
Debt securities		10,425,000	[4],[5],[20]	9,682,000	[6],[21]
Repo and repo-style transactions		27,957,000	[7],[22]	6,021,000	[8],[9]
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,420,000		2,906,000
OTC derivatives	[23]	15,611,000	[10]	14,814,000	[11]
Debt securities		57,024,000		52,205,000
Repo and repo-style transactions		34,516,000	[7],[22]	17,184,000	[8],[9]
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		702,000		516,000
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,843,000	[12],[24]	1,698,000	[13],[25]
Debt securities		15,388,000	[14],[26]	12,884,000	[15],[27]
Repo and repo-style transactions		283,000	[7],[22]	395,000	[8],[9]
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		146,860,000	[16],[28]	148,778,000	[17],[29]
Europe [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		42,033,000		39,716,000
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		327,619,000		343,606,000
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		220,959,000	[1],[18]	231,287,000	[2],[3],[19]
Debt securities		321,000	[4],[5],[20]	830,000	[6],[21]
Repo and repo-style transactions		2,033,000	[7],[22]	348,000	[8],[9]
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		304,000		321,000
OTC derivatives	[23]	4,393,000	[10]	4,146,000	[11]
Debt securities		7,899,000		10,114,000
Repo and repo-style transactions		855,000	[7],[22]	1,351,000	[8],[9]
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		353,000		70,000
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		512,000	[12],[24]	409,000	[13],[25]
Debt securities		1,887,000	[14],[26]	1,388,000	[15],[27]
Repo and repo-style transactions		0	[7],[22]	0	[8],[9]
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		72,341,000	[16],[28]	76,810,000	[17],[29]
Germany [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		15,761,000		16,532,000
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		73,393,000		46,476,000
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		11,044,000	[1],[18]	8,323,000	[2],[3],[19]
Debt securities		503,000	[4],[5],[20]	240,000	[6],[21]
Repo and repo-style transactions		12,407,000	[7],[22]	461,000	[8],[9]
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		365,000		239,000
OTC derivatives	[23]	3,594,000	[10]	4,834,000	[11]
Debt securities		12,141,000		10,475,000
Repo and repo-style transactions		14,163,000	[7],[22]	3,773,000	[8],[9]
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		23,000		97,000
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		163,000	[12],[24]	252,000	[13],[25]
Debt securities		1,983,000	[14],[26]	1,504,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,589,000	[16],[28]	13,175,000	[17],[29]
UK [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,418,000		3,102,000
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		39,672,000		31,906,000
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,319,000	[1],[18]	4,587,000	[2],[3],[19]
Debt securities		1,511,000	[4],[5],[20]	0	[6]
Repo and repo-style transactions		4,077,000	[7],[22]	657,000	[8],[9]
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		69,000		76,000
OTC derivatives	[23]	746,000	[10]	694,000	[11]
Debt securities		7,855,000		7,756,000
Repo and repo-style transactions		8,058,000	[7],[22]	5,100,000	[8],[9]
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		39,000		75,000
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		33,000	[12],[24]	317,000	[13],[25]
Debt securities		3,888,000	[14],[26]	2,901,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,967,000	[16],[28]	7,868,000	[17],[29]
France [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,111,000		1,876,000
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		36,184,000		31,870,000
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		17,119,000	[1],[18]	18,056,000	[2],[3],[19]
Debt securities		0	[4],[5],[20]	0	[6],[21]
Repo and repo-style transactions		127,000	[7],[22]	9,000	[8]
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		944,000		612,000
OTC derivatives	[23]	1,780,000	[10]	970,000	[11]
Debt securities		2,699,000		2,180,000
Repo and repo-style transactions		3,615,000	[7],[22]	206,000	[8],[9]
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		14,000		23,000
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		131,000	[12],[24]	142,000	[13],[25]
Debt securities		472,000	[14],[26]	537,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,737,000	[16],[28]	8,493,000	[17],[29]
Luxembourg [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		546,000		641,000
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		53,011,000		51,571,000
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		23,190,000	[1],[18]	23,490,000	[2],[3],[19]
Debt securities		4,914,000	[4],[5],[20]	4,890,000	[6],[21]
Repo and repo-style transactions		4,144,000	[7],[22]	2,251,000	[8],[9]
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		229,000		138,000
OTC derivatives	[23]	266,000	[10]	219,000	[11]
Debt securities		8,038,000		7,953,000
Repo and repo-style transactions		1,425,000	[7],[22]	1,688,000	[8],[9]
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		24,000		32,000
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		69,000	[12],[24]	16,000	[13]
Debt securities		985,000	[14],[26]	1,030,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,424,000	[16],[28]	4,842,000	[17],[29]
Italy [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,302,000		5,021,000
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		26,276,000		25,526,000
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,593,000	[1],[18]	8,996,000	[2],[3],[19]
Debt securities		87,000	[4],[5],[20]	0	[6],[21]
Repo and repo-style transactions		0	[7],[22]	0	[8],[9]
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		265,000		248,000
OTC derivatives	[23]	1,460,000	[10]	1,463,000	[11]
Debt securities		2,014,000		2,289,000
Repo and repo-style transactions		71,000	[7],[22]	99,000	[8],[9]
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,000		8,000
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		332,000	[12],[24]	252,000	[13],[25]
Debt securities		33,000	[14],[26]	27,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,452,000	[16],[28]	9,279,000	[17],[29]
Netherlands [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,964,000		2,863,000
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,853,000		31,318,000
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		15,580,000	[1],[18]	16,073,000	[2],[3],[19]
Debt securities		1,489,000	[4],[5],[20]	1,487,000	[6],[21]
Repo and repo-style transactions		1,388,000	[7],[22]	1,587,000	[8],[9]
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		109,000		230,000
OTC derivatives	[23]	169,000	[10]	219,000	[11]
Debt securities		4,096,000		3,144,000
Repo and repo-style transactions		33,000	[7],[22]	35,000	[8],[9]
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		40,000		24,000
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		123,000	[12],[24]	91,000	[13],[25]
Debt securities		359,000	[14],[26]	358,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,833,000	[16],[28]	3,738,000	[17],[29]
Spain [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,633,000		4,330,000
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		17,053,000		14,804,000
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,483,000	[1],[18]	5,273,000	[2],[3],[19]
Debt securities		1,326,000	[4],[5],[20]	1,563,000	[6],[21]
Repo and repo-style transactions		29,000	[7],[22]	0	[8],[9]
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		271,000		331,000
OTC derivatives	[23]	568,000	[10]	542,000	[11]
Debt securities		1,695,000		1,269,000
Repo and repo-style transactions		1,065,000	[7],[22]	960,000	[8],[9]
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		195,000		184,000
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		61,000	[12],[24]	87,000	[13],[25]
Debt securities		8,000	[14],[26]	7,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,057,000	[16],[28]	4,237,000	[17],[29]
Ireland [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		295,000		351,000
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		22,404,000		19,499,000
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,050,000	[1],[18]	6,827,000	[2],[3],[19]
Debt securities		0	[4],[5],[20]	0	[6],[21]
Repo and repo-style transactions		2,658,000	[7],[22]	0	[8]
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		19,000		37,000
OTC derivatives	[23]	434,000	[10]	355,000	[11]
Debt securities		1,657,000		1,289,000
Repo and repo-style transactions		280,000	[7],[22]	225,000	[8],[9]
Switzerland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				1,000
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		196,000	[12],[24]	0	[13],[25]
Debt securities		1,000	[14],[26]	1,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,562,000	[16],[28]	8,206,000	[17],[29]
Switzerland [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,548,000		2,558,000
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		9,349,000		8,852,000
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,890,000	[1],[18]	2,617,000	[2],[3],[19]
Debt securities		0	[4],[5],[20]	0	[6]
Repo and repo-style transactions		0	[7],[22]	0	[8]
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
OTC derivatives	[23]	5,000	[10]	6,000	[11]
Debt securities		262,000		473,000
Repo and repo-style transactions	[22]	84,000	[7]	98,000	[8],[9]
Poland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		15,000	[12],[24]	16,000	[13],[25]
Debt securities		3,554,000	[14],[26]	2,899,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,358,000	[16],[28]	2,569,000	[17],[29]
Poland [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		181,000		176,000
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,325,000		7,517,000
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,991,000	[1],[18]	1,742,000	[2],[3],[19]
Debt securities		0	[4],[5],[20]	0	[6],[21]
Repo and repo-style transactions		0	[7],[22]	0	[8]
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		33,000		23,000
OTC derivatives	[23]	181,000	[10]	144,000	[11]
Debt securities		4,197,000		1,759,000
Repo and repo-style transactions	[22]	5,000	[7]	11,000	[8],[9]
Belgium [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		80,000	[12],[24]	58,000	[13],[25]
Debt securities		1,572,000	[14],[26]	1,606,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,685,000	[16],[28]	1,551,000	[17],[29]
Belgium [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,582,000		623,000
Russia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		138,000	[30],[31]	333,000	[32],[33]
Russia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		102,000	[1],[18],[30]	243,000	[2],[3],[19],[32],[33]
Debt securities		0	[4],[5],[20],[30],[31]	0	[6],[32]
Repo and repo-style transactions		0	[7],[22],[30],[31]	0	[8],[32]
Russia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[30]	6,000	[32],[33]
OTC derivatives	[11],[23],[32],[33]			0
Debt securities		3,000	[30],[31]	31,000	[32],[33]
Repo and repo-style transactions		0	[7],[22],[30],[31]	0	[8],[32]
Russia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	[32]			0
Russia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		12,000	[12],[24],[30]	7,000	[13],[25],[32],[33]
Debt securities		0	[14],[26],[30],[31]	0	[15],[27],[32],[33]
Repo and repo-style transactions	[7],[22],[30],[31]	0
Russia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,000	[16],[28],[30]	26,000	[17],[29],[32],[33]
Russia [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		21,000	[30]	21,000	[32],[33]
Ukraine [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		454,000	[30],[31]	305,000	[32],[33]
Ukraine [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		98,000	[1],[18],[30]	8,000	[2],[3],[19],[32],[33]
Debt securities		0	[4],[5],[20],[30],[31]	0	[6],[32]
Repo and repo-style transactions		0	[7],[22],[30],[31]	0	[8],[32]
Ukraine [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		172,000	[30],[34],[35]	208,000	[32],[33],[36],[37]
Debt securities		165,000	[30],[31]	73,000	[32],[33]
Repo and repo-style transactions		0	[7],[22],[30],[31]	0	[8],[32]
Ukraine [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	[32]			0
Ukraine [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	[13],[32]			0
Debt securities		13,000	[14],[26],[30],[31]	7,000	[15],[27],[32],[33]
Repo and repo-style transactions	[7],[22],[30],[31]	0
Ukraine [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		0	[16],[28],[30]	3,000	[17],[29],[32],[33]
Ukraine [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,000	[30]	5,000	[32],[33]
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		38,562,000	[30],[31]	31,724,000	[32],[33]
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		11,813,000	[1],[30]	10,984,000	[2],[3],[32],[33]
Debt securities		273,000	[4],[5],[30],[31]	672,000	[6],[32],[33]
Repo and repo-style transactions		1,094,000	[7],[30],[31]	707,000	[8],[9],[32],[33]
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		639,000	[30]	435,000	[32],[33]
OTC derivatives		2,016,000	[10],[30]	1,222,000	[11],[32],[33]
Debt securities		4,304,000	[30],[31]	3,401,000	[32],[33]
Repo and repo-style transactions		4,861,000	[7],[30],[31]	3,638,000	[8],[9],[32],[33]
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		10,000	[30]	2,000	[32],[33]
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		116,000	[12],[30]	50,000	[13],[32],[33]
Debt securities		634,000	[14],[30],[31]	619,000	[15],[32],[33]
Repo and repo-style transactions		283,000	[7],[30],[31]	395,000	[8],[9],[32],[33]
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		10,855,000	[16],[30]	7,981,000	[17],[32],[33]
Other Europe [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,665,000	[30]	1,617,000	[32],[33]
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		361,546,000		325,688,000
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		108,465,000	[1],[18]	101,306,000	[2],[3],[19]
Debt securities		7,227,000	[4],[5],[20]	9,433,000	[6],[21]
Repo and repo-style transactions	[22]	8,205,000	[7]	5,855,000	[8],[9]
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,262,000		2,325,000
OTC derivatives	[23]	5,890,000	[10]	4,745,000	[11]
Debt securities		34,972,000		32,184,000
Repo and repo-style transactions	[22]	52,388,000	[7]	47,782,000	[8],[9]
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		931,000		238,000
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,324,000	[12],[24]	2,378,000	[13],[25]
Debt securities		12,695,000	[14],[26]	11,503,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		110,332,000	[16],[28]	95,768,000	[17],[29]
North America [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		14,856,000		12,172,000
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		319,517,000		266,793,000
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		95,186,000	[1],[18]	89,570,000	[2],[3],[19]
Debt securities		6,854,000	[4],[5],[20]	9,415,000	[6],[21]
Repo and repo-style transactions	[22]	4,991,000	[7]	2,979,000	[8],[9]
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,986,000		2,202,000
OTC derivatives	[23]	4,923,000	[10]	3,269,000	[11]
Debt securities		33,637,000		31,042,000
Repo and repo-style transactions	[22]	39,389,000	[7]	14,357,000	[8],[9]
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		507,000		178,000
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,095,000	[12],[24]	2,247,000	[13],[25]
Debt securities		12,499,000	[14],[26]	11,320,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		102,989,000	[16],[28]	89,460,000	[17],[29]
US [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		13,462,000		10,754,000
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		23,634,000		45,823,000
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,969,000	[1],[18]	4,985,000	[2],[3],[19]
Debt securities		373,000	[4],[5],[20]	0	[6]
Repo and repo-style transactions	[22]	3,032,000	[7]	2,876,000	[8],[9]
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		151,000		50,000
OTC derivatives	[23]	515,000	[10]	963,000	[11]
Debt securities		370,000		495,000
Repo and repo-style transactions	[22]	9,388,000	[7]	33,284,000	[8],[9]
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		319,000		0
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		87,000	[12],[24]	0	[13]
Debt securities	[14],[26]	0
Repo and repo-style transactions	[7],[22]	0
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,770,000	[16],[28]	2,383,000	[17],[29]
Cayman Islands [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		660,000		787,000
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		9,415,000		4,936,000
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,491,000	[1],[18]	1,396,000	[2],[3],[19]
Debt securities		0	[4],[5],[20]	0	[6]
Repo and repo-style transactions	[7],[22]	0
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		121,000		49,000
OTC derivatives	[23]	202,000	[10]	324,000	[11]
Debt securities		872,000		546,000
Repo and repo-style transactions	[22]	3,575,000	[7]	54,000	[8],[9]
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		33,000		3,000
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		118,000	[12],[24]	106,000	[13],[25]
Debt securities		195,000	[14],[26]	183,000	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,584,000	[16],[28]	2,048,000	[17],[29]
Canada [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		223,000		226,000
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		8,979,000		8,137,000
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,819,000	[1],[18]	5,356,000	[2],[3],[19]
Debt securities		0	[4],[5],[20]	18,000	[6],[21]
Repo and repo-style transactions	[7],[22]	182,000
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,000		24,000
OTC derivatives	[23]	250,000	[10]	188,000	[11]
Debt securities		93,000		101,000
Repo and repo-style transactions	[22]	36,000	[7]	88,000	[8],[9]
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		72,000		56,000
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		24,000	[12],[24]	24,000	[13],[25]
Debt securities		0	[14],[26]	0	[15],[27]
Repo and repo-style transactions	[7],[22]	0
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,989,000	[16],[28]	1,877,000	[17],[29]
Other North America [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		511,000		405,000
Asia Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		133,202,000		117,499,000
Asia Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		40,066,000	[1]	35,807,000	[2],[3]
Debt securities		3,844,000	[4],[5]	2,428,000	[6]
Repo and repo-style transactions		3,839,000	[7]	2,620,000	[8],[9]
Asia Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,433,000		1,746,000
OTC derivatives		5,156,000	[10]	2,745,000	[11]
Debt securities		28,246,000		31,297,000
Repo and repo-style transactions		17,524,000	[7]	13,860,000	[8],[9]
Asia Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		309,000		123,000
Asia Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		611,000	[12]	597,000	[13]
Debt securities		5,995,000	[14]	4,295,000	[15]
Repo and repo-style transactions		1,006,000	[7]	858,000	[8],[9]
Asia Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,941,000	[16]	9,031,000	[17]
Asia Pacific [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		15,232,000		12,093,000
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,736,000		15,941,000
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,744,000	[1],[18]	1,404,000	[2],[3],[19]
Debt securities		6,000	[4],[5],[20]	22,000	[6],[21]
Repo and repo-style transactions		178,000	[7],[22]	431,000	[8]
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		151,000		328,000
OTC derivatives	[23]	598,000	[10]	459,000	[11]
Debt securities		2,985,000		3,017,000
Repo and repo-style transactions	[22]	8,815,000	[7]	8,818,000	[8],[9]
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		42,000		34,000
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		77,000	[12],[24]	10,000	[13],[25]
Debt securities		964,000	[14],[26]	485,000	[15],[27]
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		532,000	[16],[28]	481,000	[17],[29]
Japan [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		645,000		451,000
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,596,000		11,800,000
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,404,000	[1],[18]	3,203,000	[2],[3],[19]
Debt securities		2,526,000	[4],[5],[20]	1,725,000	[6],[21]
Repo and repo-style transactions	[7]	212
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		238,000		250,000
OTC derivatives	[23]	512,000	[10]	153,000	[11]
Debt securities		2,374,000		2,387,000
Repo and repo-style transactions	[22]	2,720,000	[7]	284,000	[8],[9]
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		9	[12]	0	[13]
Debt securities		311,000	[14],[26]	315,000	[15],[27]
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,918,000	[16],[28]	2,652,000	[17],[29]
Australia [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,371,000		830,000
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		22,391,000		19,126,000
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,001,000	[1],[18]	7,576,000	[2],[3],[19]
Debt securities		658,000	[4],[5],[20]	414,000	[6],[21]
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		24,000		78,000
OTC derivatives	[23]	104,000	[10]	53,000	[11]
Debt securities		6,630,000		5,858,000
Repo and repo-style transactions	[22]	0	[7]	0	[8],[9]
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		25,000		88,000
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[12],[24]	23,000	[13],[25]
Debt securities		75,000	[14],[26]	62,000	[15],[27]
Repo and repo-style transactions	[22]	681,000	[7]	279,000	[8],[9]
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,405,000	[16],[28]	921,000	[17],[29]
India [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,789,000		3,774,000
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		13,042,000		16,334,000
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,245,000	[1],[18]	4,254,000	[2],[3],[19]
Debt securities	[6],[21]			0
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,000		1,000
OTC derivatives	[23]	755,000	[10]	762,000	[11]
Debt securities		4,400,000		7,977,000
Repo and repo-style transactions	[22]	952,000	[7]	1,365,000	[8],[9]
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		95,000		0
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		24,000	[12],[24]	22,000	[13],[25]
Debt securities		274,000	[14],[26]	98,000	[15],[27]
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		443,000	[16],[28]	413,000	[17],[29]
China [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,852,000		1,442,000
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,397,000		10,156,000
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,146,000	[1],[18]	3,789,000	[2],[3],[19]
Debt securities		61,000	[4],[5],[20]	0	[6],[21]
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		95,000		362,000
OTC derivatives	[23]	291,000	[10]	157,000	[11]
Debt securities		946,000		1,396,000
Repo and repo-style transactions	[22]	711,000	[7]	683,000	[8],[9]
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		17,000		0
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		129,000	[12],[24]	189,000	[13],[25]
Debt securities		738,000	[14],[26]	665,000	[15],[27]
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,136,000	[16],[28]	1,558,000	[17],[29]
Singapore [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,128,000		1,357,000
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,007,000		5,424,000
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,062,000	[1],[18]	2,259,000	[2],[3],[19]
Debt securities		9,000	[4],[5],[20]	9,000	[6],[21]
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		90,000		64,000
OTC derivatives	[23]	229,000	[10]	242,000	[11]
Debt securities		559,000		738,000
Repo and repo-style transactions	[22]	329,000	[7]	124,000	[8],[9]
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		87,000	[12],[24]	82,000	[13],[25]
Debt securities		553,000	[14],[26]	463,000	[15],[27]
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		723,000	[16],[28]	836,000	[17],[29]
Hong Kong [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		366,000		607,000
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		47,032,000		38,718,000
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		13,466,000	[1],[18]	13,323,000	[2],[3],[19]
Debt securities		584,000	[4],[5],[20]	258,000	[6],[21]
Repo and repo-style transactions	[22]	3,449,000	[7]	2,189,000	[8],[9]
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		831,000		662,000
OTC derivatives	[23]	2,666,000	[10]	919,000	[11]
Debt securities		10,353,000		9,922,000
Repo and repo-style transactions	[22]	3,997,000	[7]	2,587,000	[8],[9]
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		130,000		1,000
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		285,000	[12],[24]	271,000	[13],[25]
Debt securities		3,081,000	[14],[26]	2,206,000	[15],[27]
Repo and repo-style transactions	[22]	326,000	[7]	579,000	[8],[9]
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,783,000	[16],[28]	2,170,000	[17],[29]
Other Asia/Pacific [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,082,000		3,632,000
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		27,923,000		19,887,000
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,816,000	[1],[18]	8,906,000	[2],[3],[19]
Debt securities		160,000	[4],[5],[20]	325,000	[6],[21]
Repo and repo-style transactions	[22]	845,000	[7]	268,000	[8],[9]
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,265,000		1,259,000
OTC derivatives	[23]	244,000	[10]	252,000	[11]
Debt securities		7,501,000		4,799,000
Repo and repo-style transactions	[22]	222,000	[7]	148,000	[8],[9]
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		11,000		10,000
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		289,000	[12],[24]	193,000	[13],[25]
Debt securities		158,000	[14],[26]	191,000	[15],[27]
Repo and repo-style transactions	[22]	1,497,000	[7]	552,000	[8],[9]
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,567,000	[16],[28]	1,831,000	[17],[29]
Other countries [Member] | Contingent Liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		€ 1,348,000		€ 1,151,000

[1]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[3]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[4]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[5]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[7]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[9]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[10]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[11]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[12]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[13]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[14]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[15]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[16]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[17]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[18]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[19]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[20]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[21]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[22]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[23]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[24]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[25]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[26]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[27]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[28]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[29]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[30]	[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[31]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[32]	[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[33]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[34]	[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[35]	Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[36]	[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[37]	[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis